Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Disaggregation of Revenue and Other Financial Information

The following table presents a disaggregation of revenue and other financial information, for the periods indicated:

	Year ended December 31, 2024
	Development of pharmaceutical drugs for the treatment of autoimmune diseases	Web data collection solutions	Total
	U.S. dollars in thousands

Revenues	-	451	451
Cost of service	-	(314)	(314)
Gross profit	-	137	137

Research and development expenses	(16)	(82)	(98)
Sales and Marketing expenses	-	(456)	(456)
General and administrative expenses	(924)	(666)	(1,590)
Intangible assets amortization	-	(165)	(165)

Operating loss	(940)	(1,232)	(2,172)

Change in fair value of financial instruments	-	-	926
Change in fair value of marketable securities	-	-	167
Other finance income	-	-	34
Other finance expenses	-	-	(112)

Finance income, net	-	-	1,015

Income taxes	-	-	130

Total comprehensive loss for the year	-	-	(1,027)